Financial Liabilities - Movement in Senior Notes (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Senior notes
Borrowings
Nominal amount, beginning balance	€ 1,000,000
Refinancing	1,675,000
Nominal amount, ending balance	2,675,000
Senior Unsecured Notes
Borrowings
Nominal amount, beginning balance	1,000,000
Nominal amount, ending balance	1,000,000
Senior Secured Notes
Borrowings
Refinancing	1,675,000
Nominal amount, ending balance	€ 1,675,000